MAJOR CUSTOMERS AND SUPPLIERS	12 Months Ended
Dec. 31, 2016
Major Customers And Suppliers [Abstract]
MAJOR CUSTOMERS AND SUPPLIERS

Note 13 — MAJOR CUSTOMERS AND SUPPLIERS

For the year ended December 31, 2016, two major customers amounted to $2,756,882 and $2,603,814 in sales, respectively and each accounted for approximately 10% of the Company’s total revenue. For the year ended December 31, 2016, three major sub-contractors accounted for approximately 44%, 22% and 15% of subcontract costs, respectively. As of December 31, 2016, two general contractors (“Contractor A” and “Contractor B”) for the Company’s installation projects accounted for approximately 51% and 45% of the Company’s total contracts receivable balance, respectively. For the year ended December 31, 2016, only one supplier accounted for 10% of the Company’s accounts payable balance.

As of December 31, 2016, the Company had $6,813,757 and $6,043,863 contract receivable balances related to Contractor A and Contractor B, respectively. As of December 31, 2017, the Company has collected $6,702,566 and $6,043,863 from Contractor A and Contractor B which represented 98% and 100% collection of each contractor’s contract receivable balance as of December 31, 2016, respectively.

The contract receivables are generally due when the Company completes the related installation project. There were no changes of payment terms in formal amendments to the original contracts for these two contractors during the subsequent period. However, with the increasing engagements of the installation projects, these two general contractors slowed payments to the Company for their own working capital concerns and each made assurances to the Company that all the outstanding balances would be fully settled. To maintain the long-term relationship with each contractor, the Company accepted such assurances. Because the Company had no history of bad debt with these two general contractors, the Company did not provide allowance for bad debt related to these two general contractors as of December 31, 2016.

For the year ended December 31, 2015, two major customers amounted to $2,515,733 and $2,390,509 in sales, respectively, and each accounted for approximately 11%, and 10% of the Company’s total revenue, respectively. For the year ended December 31, 2015, two major suppliers accounted for approximately 45% and 24% of subcontract costs, respectively. As of December 31, 2015, two general contractors for the Company’s installation projects accounted for approximately 63% and 14% of the Company’s total contracts receivable balance, respectively. For the year ended December 31, 2015, two suppliers accounted for 22% and 15% of the Company’s accounts payable balance, respectively.

For the year ended December 31, 2014, five major customers amounted to $3,218,491, $2,814,976, $2,652,261, $2,588,802 and $2,255,235 in sales, respectively, and each accounted for approximately 19%, 17%, 16%, 15% and 13% of the Company’s total revenue, respectively. For the year ended December 31, 2014, one supplier accounted for approximately 27% of subcontract costs.